Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	538,261,083.35	30,031
Yield Supplement Overcollateralization Amount 08/31/23	43,237,817.30	0
Receivables Balance 08/31/23	581,498,900.65	30,031
Principal Payments	21,382,657.21	1,597
Defaulted Receivables	502,277.03	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	40,957,254.85	0
Pool Balance at 09/30/23	518,656,711.56	28,412

Pool Statistics	$ Amount	# of Accounts
Pool Factor	51.63%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	8,144,838.48	341
Past Due 61-90 days	2,548,135.13	100
Past Due 91-120 days	499,856.92	24
Past Due 121+ days	0.00	0
Total	11,192,830.53	465

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.00%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	438,474.13
Aggregate Net Losses/(Gains) - September 2023	63,802.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.25%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	0.24%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.29%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	46.94

Flow of Funds	$ Amount
Collections	23,899,895.41
Investment Earnings on Cash Accounts	25,079.32
Servicing Fee	(484,582.42)
Transfer to Collection Account	-
Available Funds	23,440,392.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,395,782.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,688,513.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,307,734.03

Total Distributions of Available Funds	23,440,392.31

Servicing Fee	484,582.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	533,345,224.95
Principal Paid	19,604,371.79
Note Balance @ 10/16/23	513,740,853.16

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2a
Note Balance @ 09/15/23	93,222,657.47
Principal Paid	13,723,060.25
Note Balance @ 10/16/23	79,499,597.22
Note Factor @ 10/16/23	32.0821619%

Class A-2b
Note Balance @ 09/15/23	39,952,567.48
Principal Paid	5,881,311.54
Note Balance @ 10/16/23	34,071,255.94
Note Factor @ 10/16/23	32.0821619%

Class A-3
Note Balance @ 09/15/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	266,000,000.00
Note Factor @ 10/16/23	100.0000000%

Class A-4
Note Balance @ 09/15/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	89,920,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	29,500,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	14,750,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,528,286.49
Total Principal Paid	19,604,371.79
Total Paid	21,132,658.28

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	215,188.97
Principal Paid	13,723,060.25
Total Paid to A-2a Holders	13,938,249.22

Class A-2b
One-Month SOFR	5.31328%
Coupon	5.88328%
Interest Paid	202,406.01
Principal Paid	5,881,311.54
Total Paid to A-2b Holders	6,083,717.55

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5544478
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.9399613
Total Distribution Amount	21.4944091

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8683978
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.3795813
Total A-2a Distribution Amount	56.2479791

A-2b Interest Distribution Amount	1.9058946
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.3795814
Total A-2b Distribution Amount	57.2854760

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	749.25
Noteholders' Principal Distributable Amount	250.75

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	4,915,858.40
Investment Earnings	21,253.38
Investment Earnings Paid	(21,253.38)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,834,993.48	$4,348,868.76	3,769,300.72
Number of Extensions	139	160	144
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.72%	0.60%